INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss)/Income Before Income Taxes
(Loss)/income before income taxes consists of:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
PRC	14,121	189,760	181,457	26,065
Non-PRC	(14,797)	24,439	33,800	4,855
	(676)	214,199	215,257	30,920

Current and Deferred Portions of Income Tax Benefit/(Expense)
The current and deferred portions of income tax expense included in the consolidated statements of (loss)/income are as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current income tax expense	(51,773)	(65,023)	(64,222)	(9,225)
Deferred income tax expense	(1,151)	(6,740)	(6,475)	(930)
Income tax expense	(52,924)	(71,763)	(70,697)	(10,155)

Reconciliation of the Income Tax Expense
The reconciliation of the income tax expense for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
(Loss)/ income before income tax	(676)	214,199	215,257	30,920
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%	169	(53,550)	(53,815)	(7,730)
Effect of different tax rates in different jurisdictions	(8,175)	2,291	(2,286)	(328)
Effect of preferential tax rates	—	—	8,444	1,213
Effect of tax rate change	—	—	(4,483)	(644)
Non-deductible expenses and others	(26,482)	(15,069)	(19,438)	(2,792)
Outside basis difference on investment in WFOE	(4,446)	(6,233)	(9,872)	(1,418)
PRC royalty withholding tax	(6,950)	(6,080)	(1,027)	(148)
Changes in valuation allowance	(7,040)	6,878	11,780	1,692
Income tax expense	(52,924)	(71,763)	(70,697)	(10,155)

The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2018 and 2019 are as follows:

Deferred Tax Assets and Liabilities

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	6,680	6,182	888
Tax loss carry forward	24,214	17,075	2,453
Revenue recognition	12,749	5,031	723
Others	992	846	122
Less: Valuation allowance	(37,311)	(16,850)	(2,420)
	7,324	12,284	1,766
Deferred tax liabilities:
Long-lived assets arising from acquisitions	844	7,239	1,040
Outside basis difference on investment in WFOE	13,853	23,725	3,408
Others	455	1,410	204
	15,152	32,374	4,652
Presentation in the consolidated balance sheets:
Deferred tax assets	6,713	11,026	1,584
Deferred tax liabilities	(14,541)	(31,116)	(4,470)
Net deferred tax liabilities	(7,828)	(20,090)	(2,886)

Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2018	2019	2019
	RMB	RMB	US$
Balance at January 1,	8,799	7,613	1,094
Additions due to tax positions taken and business combination during the current year	2,636	26,662	3,830
Reversal based on tax positions related to prior years	(171)	(4,721)	(679)
Settlement	(3,463)	—	—
Foreign currency translation adjustments	(188)	—	—
Balance at December 31,	7,613	29,554	4,245